Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Interest And Finance Costs Net
Interest expense	$ 26,073	$ 31,437	$ 52,064	$ 60,931
Less: Interest capitalized	(3,128)	(1,802)	(5,672)	(3,245)
Interest expense, net	22,945	29,635	46,392	57,686
Bunker and other commodities swaps, cash settlements	56	(521)	(73)	(1,119)
Amortization of deferred finance costs	749	1,055	1,586	1,872
Bank charges	47	59	75	60
Amortization of deferred gain on termination of financial instruments	(225)	(882)	(733)	(2,094)
Change in fair value of non-hedging financial instruments	1,406	707	1,733	(1,207)
Net total	$ 24,978	$ 30,053	$ 48,980	$ 55,198